Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2016
Equity Incentive Plan [Abstract]
Non Vested Shares
	Number of non-vested shares	Weighted average grant date fair value per non-vested shares
Balance December 31, 2015	192,001	$4.02
Granted	-	-
Vested	-	-
Balance June 30, 2016	192,001	$4.02